OPERATING LEASES	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
OPERATING LEASES

14.OPERATING LEASES

The Company leases various office premises and facilities under non-cancelable operating leases that expire at various dates through January 2031. Some of the Company’s leases contain one or more options to extend or terminate. The Company considers options to extend or terminate the lease in determining the lease term.

Prior to the adoption of ASC 842, rent expense on operating leases was recognized on a straight-line basis over the term of the lease. In addition, certain of the Company’s operating lease agreements for office space also include rent holidays and scheduled rent escalations during the initial lease term. The Company recorded the rent holidays as a deferred rent within other liabilities on the Consolidated Balance Sheets. The Company expects to record deferred rent liability and scheduled rent increase on a straight-line basis into rent expense over the lease term commencing on the date the Company took possession of the leased space.

Operating lease expense for the years ended December 31, 2022 and 2021 was $1,268 and $1,485, respectively. The Company records operating lease expense in the Consolidated Statement of Operations within general and administrative expenses. The Company had no finance leases as of December 31, 2022.

On adoption of topic ASC 842 “Leases”, supplemental balance sheet information as of December 31, 2022 related to operating leases is shown below:

As of December 31,
2022
Reported as:
Assets:
Operating lease right-of-use assets	$1,384
Liabilities:
Accrued expenses and other current liabilities	$796
Operating lease liabilities, non-current	1,620
Total operating lease liabilities	$2,416

As of December 31, 2022, the weighted-average remaining lease term and weighted-average discount rate for operating leases is 4.56 years and 12.86% respectively.

Supplemental cash flow information as of December 31, 2022 related to operating leases are as follows:

Year Ended
December 31, 2022
Cash paid within operating cash flows	$1,178
Operating lease right-of-use assets recognized in exchange for new operating lease obligations	3,313

As of December 31, 2022, the future minimum lease payments under non-cancelable operating leases are as follows:

As of December 31,
2022
2023	1,026
2024	689
2025	384
2026	281
2027	210
Thereafter	540
Total operating lease payments	3,130
Less: Imputed interest	(714)
Total operating lease liabilities	$2,416